Low Beta Tactical 500 Fund

a Series of Northern Lights Fund Trust IV

Investor Class Institutional Class

Supplement dated January 16, 2018

to the Prospectus and Statement of Additional Information (“SAI”) dated April 14, 2017

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The Fund’s adviser, LGM Capital Management, LLC, has contractually agreed to extend the “OPERATING EXPENSES LIMITATION AND SECURITY AGREEMENT” (the “Agreement”) with the Trust on behalf of the Fund through September 30, 2018. All references to the Agreement in the Fund’s prospectus and SAI are updated to reflect this extension.

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This Supplement, and the Fund’s Prospectus and SAI, each dated April 14, 2017, and Supplement dated October 13, 2017, provide information that you should know before investing in a Fund and should be retained for future reference. The Prospectus, SAI, and October 13, 2017 supplement have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-844-655-9371.